Net Loss per Common Share - Calculation of Net Loss and Number of Shares Used to Compute Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2018		Mar. 31, 2018	Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income - basic	$ (5,959)		$ (7,894)	$ (6,658)		$ 7,185	$ (13,853)		$ 527		$ (19,222)	$ (45,117)
Adjustment for gain on warrant income									(619)
Net loss - diluted							$ (13,853)		$ (92)		$ (19,222)	$ (45,644)
Weighted average shares outstanding - basic	71,303,364	[1]		916,706	[1]		72,069,390	[1]	788,512	[1]	26,705,375	14,039
Weighted average shares outstanding - diluted	71,303,364	[1]		916,706	[1]		72,069,390	[1]	799,430	[1]	26,705,375	14,039
Net loss per share - basic	$ (0.08)	[1]		$ (7.26)	[1]		$ (0.19)	[1]	$ 0.67	[1]	$ (0.72)	$ (3,250)
Net loss per share - diluted*	$ (0.08)	[1]		$ (7.26)	[1]		$ (0.19)	[1]	$ (0.12)	[1]	$ (0.72)	$ (3,250)

[1]	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.